Schedule of Financial Statement of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Loss for the period	$ (14,408,346)	$ (20,597,436)	$ (11,197,450)
Other comprehensive loss for the period	(20,710)	(36,465)	(31,312)
Total comprehensive loss for the period attributable to Alta Global Group Limited	(14,429,056)	(20,633,901)	(11,228,762)
Assets
Current assets	3,623,792	6,101,846
Non-current assets	1,695,533	1,128,939
Total assets	5,319,325	7,230,785
Liabilities
Current liabilities	2,574,437	28,018,760
Non-current liabilities	186,344	10,346,332
Total liabilities	2,760,781	38,365,092
Net assets/(liabilities)	2,558,544	(31,134,307)
Equity
Total equity/(deficit)	2,558,544	(31,134,307)	(12,865,790)	$ (3,184,011)
Parent [member]
IfrsStatementLineItems [Line Items]
Loss for the period	(14,029,605)	(20,053,426)	(10,667,136)
Other comprehensive loss for the period
Total comprehensive loss for the period attributable to Alta Global Group Limited	(14,029,605)	(20,053,426)	$ (10,667,136)
Assets
Current assets	5,309,505	7,307,155
Non-current assets	1,687,347	1,120,872
Total assets	6,996,852	8,428,027
Liabilities
Current liabilities	2,577,040	28,018,760
Non-current liabilities	186,344	10,346,332
Total liabilities	2,763,384	38,365,092
Net assets/(liabilities)	4,233,468	(29,937,065)
Equity
Contributed equity	46,779,703	3,385,281
Reserves	8,476,103	3,912,367
Accumulated losses	(51,022,338)	(37,234,713)
Total equity/(deficit)	$ 4,233,468	$ (29,937,065)